FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2014
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present our assets and liabilities carried at fair value that are measured on a recurring basis:

			Fair Value Measurements at December 31, 2014 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	Other assets	$266	$266	—	—
Derivative financial instruments	Other current assets	$644	—	$644	—

			Fair Value Measurements at December 31, 2013 Using
	Balance Sheet Location	Total	Level 1	Level 2	Level 3
Assets:
Available-for-sale securities	Other assets	$265	$265	—	—
Derivative financial instruments	Other current assets	$118	—	$118	—